Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation, at beginning of year	239
Assumed projected obligation from business combination	101,840
Service Cost	1,288	180
Interest Cost	1,906
Actuarial Loss	2,736	52
Benefits paid	(1,507)
(Gain)/Loss on foreign exchange	(2,211)	7
Projected benefit obligation, at end of year	104,291	239
Fair value of plan assets, at beginning of year	239
Acquired assets in business combination	68,045
Actual return on plan assets	1,223
Employer contributions		233
Benefits paid	(1,507)
(Gain)/Loss on foreign exchange	(1,440)	6
Fair value of plan assets, at end of year	66,524	239
Unfunded status	(37,767)
Current liabilities
Noncurrent liabilities	(37,767)
Net amount recognized	(37,767)
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Assumed projected obligation from business combination	30,637
Service Cost	803
Interest Cost	606
Actuarial Loss	857
Benefits paid	(601)
(Gain)/Loss on foreign exchange	(628)
Projected benefit obligation, at end of year	31,674
Acquired assets in business combination	10,786
Employer contributions	231
Benefits paid	(601)
(Gain)/Loss on foreign exchange	(221)
Fair value of plan assets, at end of year	10,195
Unfunded status	(21,479)
Current liabilities
Noncurrent liabilities	(21,479)
Net amount recognized	(21,479)